Subsequent Events - Additional Information (Detail) - 1 months ended Mar. 31, 2016 - Subsequent Event $ in Millions	CNY (¥)	USD ($)	USD ($)
Bank of Shanghai
Subsequent Event [Line Items]
Credit facility	¥ 50,000,000		$ 7.7
Proceeds from credit facility	¥ 4,900,000	$ 0.8
MOU | Red 5 Studios, Inc. ("Red 5")
Subsequent Event [Line Items]
Equity interest exchanged by company	30.60%		30.60%
Equity interest exchanged by other participating shareholders	14.40%		14.40%